Revenues	12 Months Ended
Dec. 31, 2018
Revenues
Revenues

17. Revenues

The following table presents revenue disaggregated by customer types and major categories, and reconciles disaggregated revenue with reportable segments:

	ASC 606
	Year Ended December 31, 2018
	Innovation	Commercial
	Platform	Platform(note (a))	Total
	(in US$’000)
Customer types
Third parties—Distribution	3,324	164,570	167,894
Third parties—Collaboration	30,077	—	30,077
Related parties (Note 20(i))	7,832	8,306	16,138
	41,233	172,876	214,109
Major categories
Goods	3,324	161,216	164,540
Services	25,513	11,660	37,173
Royalties	261	—	261
Licenses (note (b))	12,135	—	12,135
	41,233	172,876	214,109

	ASC 605
	Year Ended December 31, 2017
	Innovation	Commercial
	Platform	Platform(note (a))	Total
	(in US$’000)
Customer types
Third parties	26,315	196,720	223,035
Related parties (Note 20(i))	9,682	8,486	18,168
	35,997	205,206	241,203
Major categories
Goods	—	203,346	203,346
Services	26,540	1,860	28,400
Milestones (note (c))	9,457	—	9,457
	35,997	205,206	241,203

	ASC 605
	Year Ended December 31, 2016
	Innovation	Commercial
	Platform	Platform(note (a))	Total
	(in US$’000)
Customer types
Third parties	26,799	171,058	197,857
Related parties (Note 20(i))	8,429	9,794	18,223
	35,228	180,852	216,080
Major categories
Goods	—	180,852	180,852
Services	25,297	—	25,297
Milestones (note (c))	9,931	—	9,931
	35,228	180,852	216,080

Notes:

(a)Sales of goods are recognized at a point-in-time and sales of services are recognized over time. The implementation of the two-invoice system in China over the years ended December 31, 2018 and 2017 has resulted in a shift from a gross sales of goods revenue model to a net fee-for-service revenue model in the Group’s Commercial Platform, as the Group does not obtain control of the goods for distribution for relevant transactions.

(b)Under ASC 606, relates to the proportionate amount of milestone payment allocated to the license to the commercialization rights of a drug compound transferred at the inception date of the relevant license and collaboration contract. During the year ended December 31, 2018, the Group received a milestone of US$13.5 million, of which US$12.1 million was allocated to licenses and US$1.4 million was allocated to services.

(c)Under ASC 605, relates to milestone payments recognized under the milestone method.

The following table presents liability balances from contracts with customers:

	December 31,
	2018	2017
	(in US$’000)
Deferred revenue
Current—Innovation Platform (note (a))	(2,353)	(1,295)
Current—Commercial Platform (note (b))	(187)	—
	(2,540)	(1,295)
Non-current—Innovation Platform (note (a))	(408)	(809)
Payments in advance from customers—included in other payables, accruals and advance receipts (note (b))	—	(701)

Notes:

(a)Innovation Platform deferred revenue relates to the unamortized upfront and milestone payments and advance consideration received for cost reimbursements, which are attributed to research and development services that have not yet been rendered as at the reporting date, as well as payments in advance from a customer for goods that have not been transferred as at the reporting date. There was a cumulative adjustment to increase deferred revenue by US$1.1 million upon the adoption of ASC 606 on January 1, 2018.

(b)Commercial Platform deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date. Payments in advance from customers were included in deferred revenue upon the adoption of ASC 606 on January 1, 2018.

As at January 1, 2018 after the adoption of ASC 606, deferred revenue was US$3.9 million, of which US$2.1 million was recognized during the year ended December 31, 2018. Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

December 31, 2018
(in US$’000)
Not later than 1 year	2,540
Between 1 to 2 years	390
Between 2 to 3 years	18
2,948

Innovation Platform

Innovation Platform revenue is mainly from license and collaboration agreements as follows:

License and collaboration agreement with Eli Lilly

On October 8, 2013, the Group entered into a licensing, co‑development and commercialization agreement in China with Eli Lilly and Company (“Lilly”) relating to fruquintinib (“Lilly Agreement”), a targeted oncology therapy for the treatment of various types of solid tumors. Under the terms of the Lilly Agreement, the Group is entitled to receive a series of payments up to US$86.5 million, including upfront payments and development and regulatory approval milestones. Fruquintinib was successfully commercialized in China in November 2018, and the Group receives tiered royalties in the range of 15% to 20% on all sales in China. Development costs after the first development milestone are shared between the Group and Lilly.

In December 2018, the Group entered into various amendments to the Lilly Agreement (the “2018 Amendment”). Under the terms of the 2018 Amendment, the Group is entitled to determine and conduct future life cycle indications (“LCI”) development of fruquintinib in China beyond the three initial indications specified in the Lilly Agreement and will be responsible for all associated development costs. In return, the Group will receive additional regulatory approval milestones of US$20 million for each LCI approved, for up to three LCI or US$60 million in aggregate, and will increase tiered royalties to a range of 15% to 29% on all fruquintinib sales in China upon the commercial launch of the first LCI.

The 2018 Amendment provides the Group rights to promote fruquintinib in provinces that represent 30% of the sales of fruquintinib in China upon the occurrence of certain commercial milestones by Lilly. Such provinces will expand to 40% of the sales of fruquintinib in China subject to additional criteria being met. In return, Lilly will pay the Group service fees for such promotion and marketing services performed. Additionally, Lilly has provided consent, and freedom to operate, for the Group to enter into joint development collaborations with certain third-party pharmaceutical companies to explore combination treatments of fruquintinib and various immunotherapy agents.

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2018 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

In addition, the Group signed an option agreement which grants Lilly an exclusive option to expand the fruquintinib rights beyond Hong Kong and China. The option agreement further sets out certain milestone payments and royalty rates that apply in the event the option is exercised on a global basis. However, these are subject to further negotiation should the option be exercised on a specific territory basis as opposed to a global basis. The option was determined at the inception of the contract to have minimal value. As at December 31, 2018, the option has not been exercised, and in January 2019, Lilly elected not to exercise the option.

The Group adopted ASC 606 on January 1, 2018 and reassessed the Lilly Agreement under the new standard, which resulted in US$0.1 million recognition of previously deferred revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606
	December 31,	Opening	January 1,
	2017	Adjustments	2018
Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	5.7	0.5	6.2
Milestone payments (note (b))	23.7	(0.4)	23.3
	29.4	0.1	29.5

Notes:

(a)Upfront payment amounts deferred under ASC 605, but was allocated to the license to fruquintinib transferred at inception under ASC 606, resulting in additional revenue recognition on adoption.

(b)Milestone payments had been fully recognized under ASC 605’s milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.

Under ASC 606, the Group identified the following performance obligations under the Lilly Agreement: (1) the license for the commercialization rights to fruquintinib and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to fruquintinib and the research and development services were 90% and 10% respectively. Control of the license to fruquintinib transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for fruquintinib as a measure of progress. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

The Group identified the following performance obligations under the 2018 Amendment: (1) the research and development services for the LCI and (2) the promotion and marketing services. As at December 31, 2018, none of the services had commenced.

Revenue recognized under the Lilly Agreement by transaction price type is as follows:

	ASC 606	ASC 605
	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development cost reimbursements	9,309	12,145	12,133
Amortization of the upfront payment	122	1,589	1,662
Recognition and amortization of the milestone payments (note)	13,849	4,494	—
Royalties	261	—	—
	23,541	18,228	13,795

Note: During the year ended December 31, 2018, the Group achieved a milestone in relation to the approval of fruquintinib as a treatment of patients with advanced colorectal cancer. During the year ended December 31, 2017, the Group achieved a milestone in relation to the acceptance of a new drug application by the China Food and Drug Administration (now the National Medical Products Administration of China) for fruquintinib as a treatment of patients with advanced colorectal cancer. During the year ended December 31, 2016, no milestones were achieved.

License and collaboration agreement with AstraZeneca

On December 21, 2011 (as amended on August 1, 2016), the Group and AstraZeneca AB (publ) (“AZ”) entered into a global licensing, co-development, and commercialization agreement for savolitinib (“AZ Agreement”), a novel targeted therapy and a highly selective inhibitor of the c-Met receptor tyrosine kinase for the treatment of cancer. Under the terms of the AZ Agreement, the Group is entitled to receive a series of payments up to US$140 million, including upfront payments and development and first-sale milestones. Additionally, the AZ Agreement contains possible significant future commercial sale milestones. Should savolitinib be successfully commercialized outside China, the Group would receive tiered royalties from 9% to 13% on all sales outside of China. Subject to approval of savolitinib in papillary renal cell carcinoma, the Group would receive increased tiered royalties from 14% to 18% on all sales outside of China, and after total aggregate sales of savolitinib have reached US$5 billion, this royalty will step down over a two-year period to an ongoing tiered royalty rate from 10.5% to 14.5%. Should savolitinib be successfully commercialized in China, the Group would receive fixed royalties of 30% based on all sales in China. Development costs for savolitinib in China will be shared between the Group and AZ, with the Group continuing to lead the development in China. AZ will lead and pay for the development of savolitinib for the rest of the world.

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2018 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	25,000

The Group adopted ASC 606 on January 1, 2018 and reassessed the AZ Agreement under the new standard, which resulted in US$1.2 million deferral of previously recognized revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606
	December 31,	Opening	January 1,
	2017	Adjustments	2018
Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	19.6	(0.3)	19.3
Milestone payments (note (b))	24.9	(0.9)	24.0
	44.5	(1.2)	43.3

Notes:

(a)

Upfront payment amounts allocated to research and development services recognized under ASC 606 differed from ASC 605 due to a different basis in measuring progress on adoption, resulting in deferral of revenue.

(b)

Milestone payments had been fully recognized under ASC 605’s milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.

Under ASC 606, the Group identified the following performance obligations under the AZ Agreement: (1) the license for the commercialization rights to savolitinib and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to savolitinib and the research and development services were 95% and 5% respectively. Control of the license to savolitinib transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for savolitinib as a measure of progress.

Revenue recognized under the AZ Agreement by transaction price type is as follows:

	ASC 606	ASC 605
	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development cost reimbursements	5,876	3,058	2,701
Amortization of the upfront payment	273	66	17
Recognition and amortization of the milestone payments (note)	387	4,963	9,931
	6,536	8,087	12,649

Note: During the year ended December 31, 2018, no milestones were achieved. During the year ended December 31, 2017, the Group achieved a milestone in relation to the Phase III initiation for the secondary indication papillary renal cell carcinoma. During the year ended December 31, 2016, the Group achieved a milestone in relation to the Phase IIb initiation for the primary indication non-small cell lung cancer.